PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS	12 Months Ended
Dec. 31, 2015
PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS [Abstract]
PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS
7.	PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS

Prepayments and other current assets consist of the following:

	As of December 31, 2014	As of December 31, 2015	As of December 31, 2015
	RMB	RMB	US$

Deposits for future lottery ticket purchase*	89,417	46	7
Receivables from third party payment service providers	17,705	888	137
Receivables from lottery administration centers for winnings	2,749	-	-
Interest receivables	6,441	5,189	801
Deposit for business acquisition**	20,000	-	-
Deferred sponsorship and advertising expenses	10,324	1,963	303
Deposits receivable from merchants***	-	6,970	1,076
Others	11,251	15,799	2,438
	157,887	30,855	4,762

*	Deposits for future lottery ticket purchase represent cash paid in advance by the Group to lottery administration centers for the purchase of lottery tickets.

**	Deposit for business acquisition represents cash paid in advance by the Group for a potential business acquisition. The deposit was returned to the Group in January 2015, as the deal was cancelled.

*** Deposits receivable from merchants represent cash paid in advance by Sumpay.cn to the local merchants for the prepaid card services.

Deposits consist of the following:

	As of December 31, 2014	As of December 31, 2015	As of December 31, 2015
	RMB	RMB	US$

Deposits for lottery ticket equipment and office leases	10,071	1,217	188